Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	4,561,249	4,837,602	5,822,811
Number of shares excluded from diluted shares outstanding (in shares)	372,250		122,237
Dilutive securities that would have been excluded from computation of earnings per share (in shares)		3,099,221